Financial Risk Factors and Risk Management - Foreign Currency Exposure (Details) - Foreign Currency - EUR (€) € in Billions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK FACTORS
Exposure	€ 6.3	€ 0.9
Average
FINANCIAL RISK FACTORS
Exposure	2.1	0.9
Highest
FINANCIAL RISK FACTORS
Exposure	6.3	1.0
Lowest
FINANCIAL RISK FACTORS
Exposure	€ 0.7	€ 0.9